OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2016
Other Current Assets [Abstract]
Schedule of Other Current Assets [Table Text Block]	Other current assets consist of the following:
	September 30,
	2015	2016
	RMB	RMB

Advances to staff for business use	2,911	2,998
Deposits for rental	1,130	1,099
Others	752	656

	4,793	4,753